OPERATING LEASES (Schedule of Future Minimum Non-Cancelable Rental Income) (Details)	Jul. 31, 2021 USD ($)
Lessor, Lease, Description [Line Items]
2022	$ 16,052,453
2023	13,043,015
2024	10,748,775
2025	9,995,077
2026	9,011,548
After 2026	40,789,973
Total	99,640,841
Company Owned Property [Member]
Lessor, Lease, Description [Line Items]
2022	11,118,307
2023	9,790,555
2024	7,779,932
2025	7,411,636
2026	6,562,590
After 2026	33,453,204
Total	76,116,224
Leased Property [Member]
Lessor, Lease, Description [Line Items]
2022	4,934,146
2023	3,252,460
2024	2,968,843
2025	2,583,441
2026	2,448,958
After 2026	7,336,769
Total	$ 23,524,617